Realized and Net Change in Unrealized Gains and (Losses) on ETP Payables (Tables)	6 Months Ended
Jun. 30, 2026
Realized and Net Change in Unrealized Gains and (Losses) on ETP Payables [Abstract]
Schedule of Realized and Net Change in Unrealized Gains and (Losses) on ETP Payables
	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Realized gain / (loss) on ETPs	$20,803,293	$10,926,602	$52,322,223	$(6,800,443)
Unrealized gain / (loss) on ETPs	50,005,898	(117,341,482)	192,599,824	180,609,518
	$70,809,191	$(106,414,880)	$244,922,047	$173,809,075